Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 478,432
Between 1 and 2 years	387,426
Between 2 and 3 years	358,742
Between 3 and 4 years	345,978
Between 4 and 5 years	340,744
Thereafter	1,621,620
Total	¥ 3,532,942	¥ 242,225